Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	COMM
Entity Registrant Name	CommScope Holding Company, Inc.
Entity Central Index Key	0001517228
Entity Filer Category	Non-accelerated Filer